Financial Instruments (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative financial instruments	$ 282,032	$ 421,051
Market securities and investments in other companies	3,314,469	11,956,585
Total other financial assets	33,825,894	70,334,601
Derivative financial instruments	37,422,395	82,712,237
Derivatives not designated as hedges	468,541	3,753,264
Derivatives designated as hedges	12,541,188	13,789,496
Total financial derivative liabilities	13,009,729	17,542,760
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	3,314,469	11,956,585
Total other financial assets	0	0
Derivative financial instruments	3,314,469	11,956,585
Derivatives not designated as hedges	0	0
Derivatives designated as hedges	0	0
Total financial derivative liabilities	0	0
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	282,032	421,051
Market securities and investments in other companies	0	0
Total other financial assets	33,825,894	70,334,601
Derivative financial instruments	34,107,926	70,755,652
Derivatives not designated as hedges	468,541	3,753,264
Derivatives designated as hedges	12,541,188	13,789,496
Total financial derivative liabilities	13,009,729	17,542,760
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	0	0
Total other financial assets	0	0
Derivative financial instruments	0	0
Derivatives not designated as hedges	0	0
Derivatives designated as hedges	0	0
Total financial derivative liabilities	$ 0	$ 0